INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2016	2015
Original Cost:

Technology *)	$9,111	$9,111
Backlog	1,877	1,877
Customer relationships **)	3,592	3,592

	$14,580	$14,580
Accumulated amortization:

Technology	$6,705	$5,765
Backlog	1,867	1,632
Customer relationships	1,598	1,064

	$10,170	$8,461

Amortized cost	$4,410	$6,119

*)        During 2015, the Company recorded an impairment loss of $ 3,214 and $ 2,432 related to technology purchased in 2012 from acquisitions of Ortiva Wireless Inc. and Oversi Networks Ltd. ("Oversi"), respectively, due to the Company's decision to reach end of life on the respective product lines. The impairment loss was recorded in cost of revenues.

**)       During 2015, the Company recorded an impairment loss of $ 131 related to Oversi's customer relationships, due to the Company's decision to reach end of life on the respective product line. The impairment loss was recorded in sales and marketing.

b.	Amortization expense for the years ended December 31, 2016, 2015 and 2014 was $ 1,709, $ 2,895 and $ 1,858, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,

2017	1,478
2018	1,630
2019	1,302

Total	4,410